Related Parties (Details) (USD $)	12 Months Ended			91 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Real Estate Acquisition and Disposal Fees[Member] | Apple Suites Realty Group (ASRG) [Member]
Related Parties (Details) [Line Items]
Costs and Expenses, Related Party	$ 0	$ 0	$ 0	$ 18,000,000
Advisory Fees Incurred [Member] | Apple Seven Advisors (A7A) [Member]
Related Parties (Details) [Line Items]
Costs and Expenses, Related Party	1,500,000	1,000,000	1,000,000
Reimbursement to Related Party for Company's Proportionate Share of Staffing and Related Costs Provided by Related Party [Member] | Apple Seven Advisors (A7A) [Member]
Related Parties (Details) [Line Items]
Costs and Expenses, Related Party	1,800,000	1,700,000	1,800,000
Apple Seven Advisors (A7A) [Member] | Chairman and CEO of Company [Member]
Related Parties (Details) [Line Items]
Related Person, Ownership of Related Parties	100.00%
Apple Suites Realty Group (ASRG) [Member] | Chairman and CEO of Company [Member]
Related Parties (Details) [Line Items]
Related Person, Ownership of Related Parties	100.00%
Transfer Agreement for Potential Sale of Headquarters and Assignment of Office Lease Agreement [Member] | Apple REIT Six to Apple REIT Nine [Member]
Related Parties (Details) [Line Items]
Related Party Transaction, Amounts of Transaction	4,500,000
Apple Suites Realty Group (ASRG) [Member]
Related Parties (Details) [Line Items]
Real estate acquisition and disposal fee, Related Party, Percent	2.00%
Apple Seven Advisors (A7A) [Member]
Related Parties (Details) [Line Items]
Management Advisory Fee, Related Party, Percent	0.1% to 0.25%
Accounts Payable, Related Parties	500,000			500,000
Apple Air Holding, LLC [Member]
Related Parties (Details) [Line Items]
Equity Method Investment, Ownership Percentage	26.00%			26.00%
Equity Method Investments	1,700,000	1,900,000		1,700,000
Income (Loss) from Equity Method Investments	(200,000)	(200,000)	(900,000)
Number of Aircraft Operated	1	1	2
All Apple REIT Companies [Member] | Legal Proceedings and SEC Investigation [Member]
Related Parties (Details) [Line Items]
Legal Fees	7,300,000
Apple REIT Seven, Inc. [Member] | Legal Proceedings and SEC Investigation [Member]
Related Parties (Details) [Line Items]
Legal Fees	$ 1,600,000